Operating Segment Results - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented information
Revenues	$ 1,986	$ 2,120
Income from Equity Investments	52	49
Plant operating costs and other	(719)	(738)
Commodity purchases resold	(313)	(376)
Interest expense	(331)	(388)
Depreciation and amortization	(247)	(246)
Segment Income (Loss) before Income Taxes	497	418
Plant, Property and Equipment, Net	8,210	8,206
Equity Investments	743	732
Marketing activities | Keystone Pipeline System
Segmented information
Revenues	116	152
Operating segments
Segmented information
Revenues	1,986	2,120
Income from Equity Investments	52	49
Plant operating costs and other	(719)	(738)
Commodity purchases resold	(313)	(376)
Other segment items	16	36
Segment Normalized EBITDA	1,022	1,091
Interest expense	331	388
Depreciation and amortization	(247)	(246)
Interest income and other	41	12
Other income	20
Normalizing items	(8)	(51)
Segment Income (Loss) before Income Taxes	497	418
Plant, Property and Equipment, Net	8,210	8,206
Equity Investments	743	732
Other Segment Assets	214	193
Segment Long-term Assets	9,167	9,131
Capital expenditures	188	141
Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	1,465	1,662
Operating segments | Marketing activities
Segmented information
Revenues	403	453
Operating segments | Other revenues
Segmented information
Revenues	118	5
Keystone Pipeline System
Segmented information
Income from Equity Investments	52	49
Equity Investments	743	732
Keystone Pipeline System | Operating segments
Segmented information
Revenues	1,565	1,643
Income from Equity Investments	10	10
Plant operating costs and other	(647)	(624)
Commodity purchases resold	0	0
Other segment items	42	(1)
Segment Normalized EBITDA	970	1,028
Interest expense	0	1
Depreciation and amortization	(236)	(238)
Interest income and other	21	3
Other income	20
Normalizing items	(34)	(14)
Segment Income (Loss) before Income Taxes	741	778
Plant, Property and Equipment, Net	7,829	7,960
Equity Investments	104	104
Other Segment Assets	119	131
Segment Long-term Assets	8,052	8,195
Capital expenditures	36	35
Keystone Pipeline System | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	1,447	1,638
Keystone Pipeline System | Operating segments | Marketing activities
Segmented information
Revenues	0	0
Keystone Pipeline System | Operating segments | Other revenues
Segmented information
Revenues	118	5
Marketing | Operating segments
Segmented information
Revenues	403	453
Income from Equity Investments	0	0
Plant operating costs and other	(65)	(73)
Commodity purchases resold	(313)	(376)
Other segment items	(35)	8
Segment Normalized EBITDA	(10)	12
Interest expense	0	1
Depreciation and amortization	0	0
Interest income and other	2	3
Other income	0
Normalizing items	35	(8)
Segment Income (Loss) before Income Taxes	27	6
Plant, Property and Equipment, Net	3	6
Equity Investments	0	0
Other Segment Assets	15	22
Segment Long-term Assets	18	28
Capital expenditures	0	0
Marketing | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	0	0
Marketing | Operating segments | Marketing activities
Segmented information
Revenues	403	453
Marketing | Operating segments | Other revenues
Segmented information
Revenues	0	0
Intra-Alberta & Other | Operating segments
Segmented information
Revenues	18	24
Income from Equity Investments	42	39
Plant operating costs and other	(7)	(41)
Commodity purchases resold	0	0
Other segment items	9	29
Segment Normalized EBITDA	62	51
Interest expense	331	386
Depreciation and amortization	(11)	(8)
Interest income and other	18	6
Other income	0
Normalizing items	(9)	(29)
Segment Income (Loss) before Income Taxes	(271)	(366)
Plant, Property and Equipment, Net	378	240
Equity Investments	639	628
Other Segment Assets	80	40
Segment Long-term Assets	1,097	908
Capital expenditures	152	106
Intra-Alberta & Other | Operating segments | Capacity arrangements and transportation
Segmented information
Revenues	18	24
Intra-Alberta & Other | Operating segments | Marketing activities
Segmented information
Revenues	0	0
Intra-Alberta & Other | Operating segments | Other revenues
Segmented information
Revenues	$ 0	$ 0